UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Scott M. Ostrowski, President

Manager Directed Portfolios

c/o U.S. Bank Global Fund Services

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-3087

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2024

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)

Spyglass Growth Fund
Institutional Shares | SPYGX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Spyglass Growth Fund (the “Fund”) for the period of  January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://spygx.com/fund-documents/. You can also request this information by contacting us at 1-888-878-5680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$119	1.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended December 31, 2024, the Fund generated a return of 38.10%. This performance was favorable compared to the return of 22.10% for its benchmark, the Russell Midcap Growth Index (which includes the reinvestment of dividends).
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s primary driver of performance during the reporting period was security selection. Throughout 2024, company fundamentals appeared to move stock prices more than macroeconomic conditions, and the majority of the Fund’s portfolio companies met or exceeded consensus expectations when reporting results.
The Fund invests in what Spyglass believes are dynamic companies operating in rapidly-growing industries led by results-oriented, entrepreneurial management teams. The Fund’s strategy remains consistent as it attempts to identify companies that are benefitting from secular growth and are well positioned to compete in the industries in which they operate.

Top Contributors
↑	AppLovin Corporation
↑	Sweetgreen, Inc.
↑	Astera Labs Inc.
↑	DoorDash, Inc.
↑	Spotify Technology S.A.

Top Detractors
↓	Five Below, Inc.
↓	Roku, Inc.
↓	WillScot Mobile Mini Holdings Corp.
↓	CoStar Group, Inc.
↓	MongoDB, Inc.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Spyglass Growth Fund	PAGE 1	TSR-AR-56170L703

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/29/2017)
Institutional Shares	38.10	11.22	14.32
S&P 500 TR Index	25.02	14.53	13.82
Russell Midcap Growth Total Return Index	22.10	11.47	12.07
Visit https://spygx.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$951,003,939
Number of Holdings	25
Net Advisory Fee Paid	$7,124,691
Portfolio Turnover Rate	66%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors[1]	(% of Net Assets)
Information Technology	30.9%
Consumer Discretionary	18.3%
Health Care	17.3%
Financials	14.6%
Industrials	11.1%
Real Estate	4.9%
Communication Services	2.2%
Cash & Other	0.7%
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Top 10 Holdings	(% of Net Assets)
Affirm Holdings, Inc.	5.8%
AppLovin Corp. - Class A	5.7%
Shift4 Payments, Inc. - Class A	5.7%
DoorDash, Inc. - Class A	5.1%
Snowflake, Inc. - Class A	5.0%
CoStar Group, Inc.	4.9%
Medpace Holdings, Inc.	4.9%
Exact Sciences Corp.	4.8%
Global-e Online Ltd.	4.5%
Procore Technologies, Inc.	4.4%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://spygx.com/fund-documents/.
Spyglass Growth Fund	PAGE 2	TSR-AR-56170L703

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at 1-888-878-5680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund  or your financial intermediary.
Spyglass Growth Fund	PAGE 3	TSR-AR-56170L703

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there are at least two audit committee financial experts serving on its audit committee. Messrs. Gaylord B. Lyman and Scott C. Jones are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services and tax services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2024	FYE 12/31/2023
Audit Fees	$13,500	$12,800
Audit-Related Fees	N/A	N/A
Tax Fees	$3,500	$3,200
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant as well as non-audit services provided to the registrant’s investment adviser and any entity controlled by or under the common control with the investment adviser that provides ongoing services to the registrant, relating to the operations and financial reporting of the registrant.

The percentage of fees billed by Cohen & Company Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows for the Spyglass Growth Fund:

	FYE 12/31/2024	FYE 12/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2024	FYE 12/31/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Spyglass Growth Fund
Core Financial Statements
December 31, 2024

SPYGLASS GROWTH FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

	Shares	Value
COMMON STOCKS - 99.3%
Communication Services - 2.2%
Spotify Technology SA(a)	47,330	$21,174,495
Consumer Discretionary - 18.3%
DoorDash, Inc. - Class A(a)	290,087	48,662,094
Duolingo, Inc.(a)	59,034	19,140,594
Floor & Decor Holdings, Inc. - Class A(a)	234,764	23,405,971
Global-e Online Ltd.(a)	789,646	43,059,396
Sweetgreen, Inc. - Class A(a)	1,219,610	39,100,697
		173,368,752
Financials - 14.6%
Affirm Holdings, Inc.(a)	903,717	55,036,365
Kinsale Capital Group, Inc.	63,626	29,594,362
Shift4 Payments, Inc. - Class A(a)	521,312	54,101,759
		138,732,486
Health Care - 17.3%
Exact Sciences Corp.(a)	817,451	45,932,571
Illumina, Inc.(a)	285,514	38,153,236
Medpace Holdings, Inc.(a)	139,412	46,316,849
Veeva Systems, Inc. - Class A(a)	163,456	34,366,624
		164,769,280
Industrials - 11.1%
ACV Auctions, Inc. - Class A(a)	1,548,691	33,451,725
API Group Corp.(a)	1,099,145	39,536,246
WillScot Mobile Mini Holdings Corp.(a)	971,289	32,489,617
		105,477,588
Information Technology - 30.9%(b)
AppLovin Corp. - Class A(a)	167,281	54,170,606
Astera Labs, Inc.(a)	241,758	32,020,847
CyberArk Software Ltd.(a)	61,717	20,561,019
GoDaddy, Inc. - Class A(a)	142,100	28,046,277
HubSpot, Inc.(a)	56,579	39,422,550
MongoDB, Inc.(a)	132,569	30,863,389
Procore Technologies, Inc.(a)	556,481	41,697,121
Snowflake, Inc. - Class A(a)	306,415	47,313,540
		294,095,349

The accompanying notes are an integral part of these financial statements.

1

SPYGLASS GROWTH FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Real Estate - 4.9%
CoStar Group, Inc.(a)	648,628	$46,435,279
TOTAL COMMON STOCKS (Cost $694,526,880)		944,053,229
TOTAL INVESTMENTS - 99.3% (Cost $694,526,880)		944,053,229
Other Assets in Excess of Liabilities - 0.7%		6,950,710
TOTAL NET ASSETS - 100.0%		$951,003,939

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

2

SPYGLASS GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
at December 31, 2024

Assets:
Investments, at value (cost of $694,526,880)	$944,053,229
Cash	8,962,287
Receivables:
Fund shares sold	1,231
Dividends and Interest Receivable	33,296
Prepaid expenses	19,866
Total assets	953,069,909
Liabilities:
Payables:
Securities purchased	836,536
Investment advisory fees	801,529
Fund shares redeemed	325,734
Administration and fund accounting fees	39,591
Transfer agent fees and expenses	19,818
Audit Fees	17,000
Custody fees	10,918
Trustee fees	5,596
Compliance fees	1,025
Other accrued expenses	8,223
Total liabilities	2,065,970
Net assets	$951,003,939
Net assets consist of:
Paid in capital	$1,167,210,517
Total accumulated losses	(216,206,578)
Net assets	$951,003,939
Institutional Shares:
Net assets applicable to outstanding Institutional Shares	951,003,939
Shares issued (Unlimited number of beneficial interest authorized, $0.01 par value)	47,365,360
Net asset value, offering price and redemption price per share	$20.08

The accompanying notes are an integral part of these financial statements.

3

SPYGLASS GROWTH FUND
STATEMENT OF OPERATIONS
For the year ended December 31, 2024

Investment income:
Dividends	$977,034
Interest	294,236
Total investment income	1,271,270
Expenses:
Investment advisory fees (Note 4)	7,947,125
Administration and fund accounting fees (Note 4)	461,224
Transfer agent fees and expenses	153,528
Custody fees	47,232
Legal fees	40,176
Federal and state registration fees	39,912
Trustees’ fees and expenses	28,410
Audit fees	17,458
Compliance expense	12,352
Reports to shareholders	5,744
Other	27,412
Total expenses before reimbursement from advisor	8,780,573
Expense reimbursement from advisor (Note 4)	(822,434)
Net expenses	7,958,139
Net investment loss	(6,686,869)
Realized and unrealized gain:
Net realized gain on investments	251,304,407
Net change in unrealized appreciation on investments	21,671,354
Net realized and unrealized gain	272,975,761
Net increase in net assets resulting from operations	$ 266,288,892

The accompanying notes are an integral part of these financial statements.

4

SPYGLASS GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023

Operations:
Net investment loss	$(6,686,869)	$(4,579,610)
Net realized gain (loss) on investments	251,304,407	(107,099,017)
Net change in unrealized appreciation on investments	21,671,354	408,144,978
Net increase in net assets resulting from operations	266,288,892	296,466,351
Capital Share Transactions:
Proceeds from shares sold	124,269,807	84,319,092
Cost of shares redeemed	(212,930,203)	(221,947,853)
Net decrease in net assets from capital share transactions	(88,660,396)	(137,628,761)
Total increase in net assets	177,628,496	158,837,590
Net Assets:
Beginning of year	773,375,443	614,537,853
End of year	$951,003,939	$773,375,443
Changes in Shares Outstanding:
Shares sold	7,674,328	7,530,411
Shares redeemed	(13,483,243)	(19,494,939)
Net decrease in shares outstanding	(5,808,915)	(11,964,528)

The accompanying notes are an integral part of these financial statements.

5

SPYGLASS GROWTH FUND
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each year
Institutional Shares

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value - Beginning of Year	$14.54	$9.43	$17.88	$22.19	$14.09
Income from Investment Operations:
Net investment loss[1]	(0.14)	(0.08)	(0.10)	(0.22)	(0.17)
Net realized and unrealized gain (loss) on investments	5.68	5.19	(8.34)	(1.28)	8.87
Total from investment operations	5.54	5.11	(8.44)	(1.50)	8.70
Less Distributions:
Dividends from net realized gains	—	—	(0.01)	(2.81)	(0.60)
Total distributions	—	—	(0.01)	(2.81)	(0.60)
Net Asset Value - End of Year	$20.08	$14.54	$9.43	$17.88	$22.19
Total Return	38.10%	54.19%	(47.23)%	(6.42)%	61.82%
Ratios and Supplemental Data:
Net assets, end of year (thousands)	$ 951,004	$ 773,375	$ 614,538	$ 2,064,723	$ 1,742,762
Ratio of operating expenses to average net assets:
Before reimbursements	1.10%	1.13%	1.09%	1.05%	1.09%
After reimbursements	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment loss to average net assets:
Before reimbursements	(0.94)%	(0.80)%	(0.85)%	(1.00)%	(1.04)%
After reimbursements	(0.84)%	(0.67)%	(0.76)%	(0.95)%	(0.95)%
Portfolio turnover rate	66%	63%	54%	51%	38%

[1]	The net investment income (loss) was calculated using the average shares outstanding method.
The accompanying notes are an integral part of these financial statements.

6

SPYGLASS GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
at December 31, 2024
NOTE 1 – ORGANIZATION
The Spyglass Growth Fund (the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006. The Fund is an open-end investment management company and is a non-diversified series of the Trust. The Fund acquired the assets of Spyglass Partners Fund, LP, a Delaware investment limited partnership (the “Predecessor Private Fund”), in a tax-free conversion completed at the close of business on December 29, 2017. The Fund did not have any operations prior to December 29, 2017 other than those relating to organizational matters and registration of its shares under applicable securities law. The Fund commenced operations on January 2, 2018, and currently only offers Institutional Shares. The Predecessor Private Fund had an investment objective and investment policies that were, in all material respects, equivalent to those of the Fund. However, the Predecessor Private Fund was not registered as an investment company under the 1940 Act, and was not subject to certain investment limitations, diversification requirements, liquidity requirements and other restrictions imposed by the 1940 Act and Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Spyglass Capital Management LLC (the “Advisor”) serves as the investment advisor to the Fund. As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The investment objective of the Fund is to seek long term capital appreciation.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken or expected to be taken on a tax return. The tax returns for the Fund for the prior three fiscal years are open for examination. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware.
C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund distributes substantially all of its net investment income, if any, and net realized capital gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.
The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to the Fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”). Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

7

SPYGLASS GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
at December 31, 2024(Continued)
D.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

F.
Events Subsequent to the Fiscal Year End: In preparing the financial statements as of December 31, 2024 and through the date the financial statements were issued, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and had concluded that no additional recognition or disclosures are necessary.

NOTE 3 – SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 –
Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.
Equity Securities: Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Registered Investment Companies: Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy. Exchange-traded funds are valued at the last reported sale price on the exchange on which that security is principally traded.
Short-Term Debt Securities: Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market

8

SPYGLASS GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
at December 31, 2024(Continued)
transactions and dealer quotations. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.
Cash and Cash Equivalents. Cash and cash equivalents include cash on hand and demand deposits. The Funds sweeps uninvested cash into a Money Market Deposit Account (MMDA) offered by U.S. Bank. MMDAs are interest-bearing accounts that offer competitive interest rates and limited transactions capabilities. These accounts are insured by the Federal Deposit Insurance Corporation (FDIC) up to $250,000 per depositor, per bank.
In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

Assets	Level 1	Level 2	Level 3	Total
Investments, at Value
Common Stocks*	$944,053,229	$ —	$ —	$944,053,229
Total Investments, at Value	$944,053,229	$—	$—	$944,053,229

*	Refer to the Schedule of Investments for industry classifications.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
For the fiscal year ended December 31, 2024, the Advisor provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 1.00% for the Spyglass Growth Fund based upon the average daily net assets of the Fund. For the fiscal year ended December 31, 2024, the Fund incurred $7,947,125 in advisory fees.
The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to waive its management fees and/or absorb expenses of the Fund to ensure that the total annual operating expenses excluding front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e. any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred with any merger or reorganization, dividends and interest on short positions, acquired fund fees and extraordinary expenses such as litigation do not exceed 1.00% of the average daily net assets for the Fund's Institutional Shares.
For the fiscal year ended December 31, 2024, the Advisor reimbursed expenses in the amount of $822,434 for the Fund. The waivers and reimbursements will remain in effect through April 30, 2026 unless terminated sooner by, or with the consent of, the Board.
The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the three-year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund’s expenses to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the recoupment. Any such

9

SPYGLASS GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
at December 31, 2024(Continued)
recoupment is also contingent upon the Trust’s review and approval. Such recoupment may not be paid prior to the Fund’s payment of current ordinary operating expenses. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Amount	Expiration
$1,050,279	12/31/2025
858,277	12/31/2026
822,434	12/31/2027

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. Fund Services also serves as the fund accountant and transfer agent, and provides Chief Compliance Officer services to the Fund. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian. For the fiscal year ended December 31, 2024, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody, and compliance fees:

Administration & Fund Accounting	$461,224
Custody	$47,232
Transfer agency	$142,278
Compliance	$12,352

At December 31, 2024, the Fund had payables due to Fund Services for administration, fund accounting, compliance and transfer agency fees and to U.S. Bank N.A. for custody fees in the following amounts:

Administration & Fund Accounting	$39,591
Custody	$10,918
Transfer agency	$19,818
Compliance	$1,025

ALPS Distributors, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.
Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.
NOTE 5 – SECURITIES TRANSACTIONS
For the fiscal year ended December 31, 2024, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Spyglass Growth Fund	$517,534,406	$621,347,355

There were no purchases or sales of long-term U.S. Government securities.

10

SPYGLASS GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
at December 31, 2024(Continued)
NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
As of December 31, 2024, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$715,745,922
Gross unrealized appreciation	282,591,343
Gross unrealized depreciation	(54,284,036)
Net unrealized appreciation	228,307,307
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated losses	(444,513,885)
Total accumulated losses	$(216,206,578)

(a)	The difference between the book basis and tax basis net unrealized depreciation and cost is attributable primarily to wash sales.
For tax purposes, the Fund had no post-October capital loss deferrals at December 31, 2024.
As of December 31, 2024, the Fund had long-term capital losses in the amount of $81,365,748 and short-term capital losses in the amount of $363,148,137 to offset future capital gains. These capital loss carryforwards do not expire. During the year ended December 31, 2024, the Fund utilized short-term and long-term capital loss carryover in the amounts of $23,041,562 and $203,174,200, respectively, to reduce taxable income.
The Fund did not pay any distributions during the years ended December 31, 2024 and 2023.
Generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended December 31, 2024, the effect of permanent “book/tax” reclassifications relate to the fund’s net operating losses during the current fiscal year. These reclassifications resulted in increases and decreases to components of the Fund’s net assets as follows:

	Total Accumulated Earnings/Loss	Paid-In Capital
Spyglass Growth Fund	$6,686,869	$(6,686,869)

NOTE 7 – GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
NOTE 8 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2024, National Financial Services LLC held 28% of the outstanding Institutional Shares of the Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by National Financial Services LLC are also beneficially owned.
NOTE 9 – SEGMENT REPORTING
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each

11

SPYGLASS GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
at December 31, 2024(Continued)
reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

12

SPYGLASS GROWTH FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Spyglass Growth Fund and
Board of Trustees of Manager Directed Portfolios
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Spyglass Growth Fund (the “Fund”), a series of Manager Directed Portfolios, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, and the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial highlights for the year ended December 31, 2022, and prior, were audited by other auditors whose report dated March 1, 2023, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 25, 2025

13

SPYGLASS GROWTH FUND
NOTICE TO SHAREHOLDERS
at December 31, 2024 (Unaudited)
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended December 31, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Spyglass Growth Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2024, was as follows:

Spyglass Growth Fund	0.00%

14

SPYGLASS GROWTH FUND
Approval of the Spyglass Growth Fund Investment Advisory Agreement
(Unaudited)
The Board of Trustees (the “Board” or the “Trustees”) of Manager Directed Portfolios (the “Trust”) met on November 19, 2024 to consider the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Spyglass Growth Fund (the “Fund”), a series of the Trust, and the Fund’s investment adviser, Spyglass Capital Management, LLC (“Spyglass” or the “Adviser”). The Board, which is comprised solely of Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940 (the “Independent Trustees”), had previously met at a special meeting held on October 17, 2024 to discuss the renewal of the Advisory Agreement. Prior to these meetings, the Trustees requested and received materials to assist them in considering the continuation of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by counsel to the Independent Trustees discussing factors relevant to the renewal of the Advisory Agreement, comparative performance information, Spyglass’ Form ADV Part 1A, brochure and brochure supplements, due diligence materials provided by Spyglass, including information regarding Spyglass’ compliance program, personnel and financial condition, profitability information, and other pertinent information. The Board also reviewed the advisory fee payable by the Fund under the Advisory Agreement, the expense limitation agreement between Spyglass and the Trust, on behalf of the Fund and comparative fee and expense information as reported by a third-party analytics firm.
The Trustees met with the officers of the Trust and legal counsel to discuss the information provided and also met in executive session with legal counsel to the Independent Trustees to review their duties in considering the Advisory Agreement and the information provided. The Trustees noted that they had met with a representative of Spyglass via video conference earlier in the year to discuss Spyglass’ investment strategy for the Fund, the Fund’s performance, updates about the Adviser’s business and personnel and other matters. The Board also took into account information reviewed periodically throughout the year regarding the services provided by the Adviser, the performance of the Fund, brokerage and trading services, Fund expenses, asset flows, compliance matters and other information deemed relevant.
Based on their evaluation of the information provided as part of the October and November meetings, as well as information provided over the course of the year, the Trustees approved the continuation of the Advisory Agreement for an additional one year term. Below is a summary of the material factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Advisory Agreement.
1. Nature, Extent and Quality of Services Provided to the Fund
The Trustees considered the nature, extent and quality of services provided by the Adviser in the management of the Fund, including portfolio management, research, trading, compliance monitoring, marketing and proxy voting services. The Trustees considered the qualifications and experience of personnel at the Adviser who are involved in the day-to-day activities of the Fund. The Board considered the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Fund. The Trustees considered the information provided by the Adviser in response to the due diligence questionnaire and as part of the presentation by the Adviser earlier in the year. The Trustees concluded that the nature, extent and quality of services provided to the Fund by Spyglass were appropriate and that the Fund was likely to continue to benefit from the services provided by Spyglass under the Advisory Agreement.
2. Investment Performance of the Fund
The Trustees considered the performance of the Fund for the one year, three-year, and five-year periods ended June 30, 2024 on an absolute basis and in comparison to (1) the Fund’s primary benchmark index, (2) the Morningstar mid-cap growth peer group and (3) a peer group of funds constructed using Morningstar, Inc. data and presented by Barrington Partners, an independent third-party analytics firm (the “Barrington Cohort”). The Trustees also considered the since-inception performance of the Fund and its predecessor partnership.
The Trustees noted that the Fund outperformed its benchmark, the Russell Mid-Cap Growth Index, the Morningstar peer group and the Barrington Cohort average for the one-year period and underperformed the benchmark and peer groups for the other periods. The Board considered Spyglass’ commentary regarding the factors that negatively impacted the Fund’s performance for certain time periods, as well as the concentrated nature of the Fund’s portfolio as

15

SPYGLASS GROWTH FUND
Approval of the Spyglass Growth Fund Investment Advisory Agreement
(Unaudited)(Continued)
compared to the benchmark index. The Trustees reviewed the Fund’s performance relative to Spyglass’ composite of other separately managed accounts managed with investment strategies similar to the Fund but did not consider the composite performance to be a material factor.
The Trustees concluded that the Fund’s performance was satisfactory and that the Fund and its shareholders were likely to benefit from Spyglass’ continued management.
3. Advisory Fees and Expenses
The Trustees considered the Fund’s advisory fee rate and expense ratio relative to those of peer funds in the Barrington Cohort. The Trustees considered Spyglass’ commentary regarding the Fund’s advisory fee rate.
The Trustees noted that the Fund’s contractual management fee of 1.00% was higher than the Barrington Cohort average. The Trustees noted that the total net expense ratio for the Institutional share class was higher than the Barrington Cohort average and lower than the Morningstar category average. The Trustees considered the fee waivers and expense reimbursements previously provided by Spyglass and Spyglass’ commitment to renew the Fund’s expense limitation agreement. The Board considered the advisory fees charged to comparable accounts managed by Spyglass, noting the differences in fee structure, regulatory status and investment minimums.
The Trustees concluded that the Fund’s expenses and the management fee paid to Spyglass were fair and reasonable in light of the comparative expense and management fee information and the quality of the services provided to the Fund by Spyglass.
4. Costs of Services Provided and Profits Realized by the Adviser
The Trustees considered Spyglass’ financial statements and a profitability analysis prepared by Spyglass based on the fees payable under the Advisory Agreement. The Trustees concluded that Spyglass’ level of profitability from its relationship with the Fund was reasonable.
5. Economies of Scale
The Trustees compared the Fund’s expenses relative to its cohort and Morningstar peer group and considered potential economies of scale. The Trustees noted that the Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size but considered that Spyglass has been waiving fees or reimbursing expenses since the Fund’s inception. The Trustees concluded that the Fund’s current fee structure represents an appropriate sharing of economies of scale with shareholders at the Fund’s current asset level and in light of the expense limitation agreement that is in place.
6. Benefits Derived from the Relationship with the Fund
The Trustees considered the direct and indirect benefits that could be realized by Spyglass from its association with the Fund. The Trustees concluded that other benefits Spyglass may receive as a result of its relationship with the Fund, such as soft dollar research, appear to be reasonable.
Conclusion
In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all important but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement for an additional one-year term as being in the best interests of the Fund and its shareholders.

16

SPYGLASS GROWTH FUND
ADDITIONAL INFORMATION (Unaudited)
Item 7(b). Financial Highlights are included within the financial statements under Item 7(a) above.
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
See above.

17

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5)	Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Manager Directed Portfolios

By (Signature and Title)*	/s/ Scott M. Ostrowski
Scott M. Ostrowski,
President/Principal Executive Officer

Date	March 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Scott M. Ostrowski
Scott M. Ostrowski,
President/Principal Executive Officer

Date	March 5, 2025

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank,
Treasurer/Principal Financial Officer

Date	March 5, 2025

* Print the name and title of each signing officer under his or her signature.